The Eaton Vance Investment Trust
for the National Limited Maturity Municipals Portfolio

[LOGO]

Semi-Annual Shareholder Report
September 30, 1996

Investment Adviser of National
Limited Maturity Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon National
Limited Maturity Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

                National Limited Maturity Municipals Portfolio

                           Portfolio of Investments
                              September 30, 1996
                                 (Unaudited)
                         Tax-Exempt Investments--100%

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------
                                         Assisted Living--0.9%
  NR         NR            $1,105        Arizona Health Facilities Authority Assisted
                                           Living Facilities, (Mesa Project), 7.625%,
                                           1/1/06                                         $ 1,105,155
                                                                                          -----------
                                         Cogeneration--4.2%
  NR         BBB-          $1,120        New Jersey Economic Development Authority
                                           Heating & Cooling, (Trigen-Trenton Project),
                                           (AMT), 6.10%, 12/1/04                          $ 1,127,034
  NR         NR             1,800        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (Northampton), (AMT),
                                           6.75%, 1/1/07                                    1,831,680
  NR         BBB-           2,000        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (AMT), (Culver Project),
                                           6.75%, 1/1/07                                    2,094,260
                                                                                          -----------
                                                                                          $ 5,052,974
                                                                                          -----------
                                         Education Revenue--9.6%
  Aa         NR            $1,500        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.00%, 9/1/01                           $ 1,550,025
  NR         NR             1,900        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.25%, 6/1/06                             1,953,884
  A          NR             1,000        Arizona Student Loan Acquisition Authority,
                                           (AMT), 7.625%, 5/1/10                            1,083,720
  A          NR             1,000        Arkansas Student Loan Authority, (AMT), 6.25%,
                                           6/1/10                                             999,890
  A          NR             1,500        Maine Educational Loan Marketing Corporation,
                                           (AMT), 6.90%, 11/1/03                            1,584,780
  A1         A+             1,730        Massachusetts Health and Educational Facilities
                                           Authority, Tufts University Issue, 7.40%,
                                           8/1/18                                           1,849,145
  Ba1        NR             1,000        New Hampshire Higher Education & Health
                                           Facilities Authority, Colby Sawyer College,
                                           7.20%, 6/1/12                                    1,006,910
  A          NR             1,415        The State of Texas, Texas College Student Loan
                                           Senior Lien, 7.45%, 10/1/06                      1,452,865
                                                                                          -----------
                                                                                          $11,481,219
                                                                                          -----------
                                         Escrowed--3.1%
  Aaa        AAA           $1,720        Corpus Christi TX, (FGIC), Prerefunded to 3/1/02,
                                           6.70%, 3/1/08                                  $ 1,878,292
  Aaa        AAA            1,500        Grand Ledge, Michigan, Public School District,
                                           (MBIA), Prerefunded to 5/1/04, 7.875%, 5/1/11    1,805,655
                                                                                          -----------
                                                                                          $ 3,683,947
                                                                                          -----------
                                         General Obligations--13.3%
  Aaa        AA+           $1,500        Baltimore County, Maryland, 6.00%, 7/1/05        $ 1,609,800
  NR         NR             1,000        Cleveland, Ohio, City School District, 6.50%,
                                           6/15/97                                          1,001,360
  Aaa        AAA            1,000        Dallas County, Texas, Unlimited Tax (Road
                                           Improvement), 6.50%, 8/15/08                     1,057,380

12

Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         General Obligations--(Continued)
  Aa1        AAA            2,750        City of Dallas, Texas, 5.00%, 2/15/15 (3)          2,550,103
  Ba1        BBB            5,000        City of Detroit, Michigan, 6.50%, 4/1/02 (2)       5,215,050
  Aaa        AA+            1,000        State of Georgia, 6.00%, 3/1/04                    1,073,400
  NR         NR             3,270        Youngstown, Ohio County School District, 6.40%,
                                           7/1/00                                           3,352,469
                                                                                          -----------
                                                                                          $15,859,562
                                                                                          -----------
                                         Hospitals--11.6%
  NR         BBB           $1,250        Alexander City, Alabama, Special Care Facilities
                                           Financing Authority, (Russell Hospital Corp.),
                                           5.75%, 12/1/08                                 $ 1,215,825
  NR         BBB            1,250        Alexander City, Alabama, Special Care Facilities
                                           Financing Authority, (Russell Hospital Corp.),
                                           6.00%, 12/1/10                                   1,224,225
  A1         AA-            1,500        Anchorage, Alaska, Hospital Revenue Bonds,
                                           (Sisters of Providence Project), 6.75%, 10/1/00   1,613,055
  Baa        BBB            1,500        Colorado Health Facilities Authority, (Rocky
                                           Mountain Adventist Project), 6.00%, 2/1/98       1,511,235
  Baa        NR             1,355        Flint, Michigan, Hospital Authority, (Hurley
                                           Medical Center), 5.75%, 7/1/03                   1,340,718
  Aa         AA-            2,500        Greenville, South Carolina, Hospital System,
                                           (Board of Trustees), 5.25%, 5/1/17               2,304,900
  NR         BBB-           1,000        Lufkin, Texas, Health Facilities Development
                                           Corporation, (Memorial Health System of East
                                           Texas), 6.50%, 2/15/06                             997,120
  Baa        BB             1,570        Massachusetts Health and Educational Facilities
                                           Authority, (Milford Whitinsville Hospital),
                                           7.125%, 7/15/02                                  1,581,916
  Baa        BBB-           2,000        Richardson, Texas, Hospital Authority,
                                           (Richardson Medical Center), 6.50%, 12/1/12      2,001,120
                                                                                          -----------
                                                                                          $13,790,114
                                                                                          -----------
                                         Housing--5.4%
  Baa        NR            $1,125        Illinois Development Finance Authority, Elderly
                                           Housing, (Rome Meadows Project), 6.40%, 2/1/03 $ 1,129,500
  Baa        NR             1,145        Illinois Development Finance Authority, Elderly
                                           Housing, (Rome Meadows Project), 6.65%, 2/1/06   1,151,171
  Baa        NR             1,005        Illinois Development Finance Authority, Elderly
                                           Housing, (Mattoon Tower Project--Section 8),
                                           6.35%, 7/1/10                                      996,698
  Aa         AA             2,895        Wyoming Community Development Agency, (Single
                                           Family Mortgage Bonds), (FHA/VA Mortgages),
                                           (AMT), 7.20%, 6/1/10                             3,111,893
                                                                                          -----------
                                                                                          $ 6,389,262
                                                                                          -----------

                                                                              13

Portfolio of Investments (Continued)
Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         Industrial Development Revenue--6.5%
  NR         NR            $  690        Austin, Texas, Cargoport Development LLC
                                           Project, (AMT), 7.50%, 10/1/07                  $  689,993
  NR         NR               455        Austin, Texas, Cargoport Development LLC
                                           Project, (AMT), 8.30%, 10/1/21                     454,995
  NR         NR             3,980        Jackson, Tennessee, Industrial Development
                                           Board, Solid Waste Disposal (Owens-Corning
                                           Fiberglass), (AMT), 6.25%, 3/31/04 (2)           3,998,268
  NR         NR               500        Kimball, Nebraska, Economic Development
                                           Authority, (Clean Harbors Inc.), 10.75%, 9/1/26    502,560
  Baa2       BBB            2,000        Memphis-Shelby County, Tennessee, Airport,
                                           (Federal Express), 6.75%, 9/1/12                 2,093,240
                                                                                          -----------
                                                                                           $7,739,056
                                                                                          -----------
                                         Insured Cogeneration--1.2%
  Aaa        AAA           $1,500        Dade County, Florida, Resource Recovery,
                                           (AMBAC), (AMT), 5.35%, 10/1/08                  $1,476,540
                                                                                           ----------
                                         Insured General Obligations--6.9%
  Aaa        AAA           $1,280        Corpus Christi, Texas, (FGIC), 6.70%, 3/1/08      $1,381,977
  Aaa        AAA            1,300        El Paso, Texas, (AMBAC), 5.00%, 8/15/12            1,218,607
  Aaa        AAA            2,835        LaPorte County, Indiana, Multi School Building
                                           Corporation, (MBIA), 0.00%, 7/1/13               1,071,856
  Aaa        AAA            2,500        LaPorte County, Indiana, Multi School Building
                                           Corporation, (MBIA), 0.00%, 1/15/14                916,675
  Aaa        AAA            4,000        Commonwealth of Massachusetts, (MBIA), 4.875%,
                                           10/1/13                                          3,664,160
                                                                                          -----------
                                                                                           $8,253,275
                                                                                          -----------
                                         Insured Hospital--0.9%
  Aaa        AAA           $1,000        Kentucky Development Finance Authority, (St.
                                           Luke's Hospital) (MBIA), 7.30%, 10/1/03         $1,086,310
                                                                                          -----------
                                         Insured Housing--6.1%
  Aaa        AAA           $2,115        Massachusetts State Housing Finance Authority,
                                           (Harborpoint Project), (AMBAC), (AMT), 6.20%,
                                           12/1/10                                         $2,137,525
  Aaa        AAA            4,000        Massachusetts State Housing Finance Authority,
                                           (MBIA), 6.10%, 7/1/15                            4,081,680
  Aaa        AAA            1,000        Massachusetts State Housing Finance Authority,
                                           (AMBAC), (AMT), 6.00%, 1/1/04                    1,047,070
                                                                                          -----------
                                                                                           $7,266,275
                                                                                          -----------
                                         Insured Lease Revenue/Certificate of
                                           Participation--1.3%
  Aaa        AAA           $1,500        Texas State Public Finance Authority, (AMBAC),
                                           5.60%, 2/1/00                                   $1,542,420
                                                                                          -----------

14


Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------
                                         Insured Transportation--4.3%
  Aaa        AAA           $1,100        Metropolitan Washington D.C. Airport Authority,
                                           (MBIA), 7.60%, 10/1/14                          $1,208,691
  Aaa        AAA            1,500        Port of Houston Authority of Harris County, Texas,
                                           (MBIA) 5.75%, 5/1/02                             1,538,160
  Aaa        AAA            2,270        Texas Turnpike Authority, (FGIC), 6.00%, 1/1/03
                                           (1)                                              2,381,571
                                                                                          -----------
                                                                                           $5,128,422
                                                                                          -----------
                                         Insured Water & Sewer--1.6%
  Aaa        AAA           $2,000        Burbank, California, Wastewater Treatment,
                                           (FGIC), 5.50%, 6/1/15                           $1,963,240
                                                                                          -----------
                                         Life Care--0.4%
  NR         NR            $  475        Vermont State Industrial Development Authority,
                                           (Wake Robins Project), 8.00%, 4/1/09            $  483,712
                                                                                          -----------
                                         Miscellaneous--2.2%
  NR         NR            $1,515        Santa Fe, New Mexico, Industrial Revenue
                                           Custodial Receipts, (Crow Hobbs Project),
                                           8.25%, 9/1/05                                   $1,519,530
  Aa         AA             1,000        Virginia State Public School Authority, 6.00%,
                                           8/1/01                                           1,055,930
                                                                                          -----------
                                                                                           $2,575,460
                                                                                          -----------
                                         Nursing Homes--6.0%
  NR         A+            $4,000        California Statewide Nursing Homes, (Pacific
                                           Homes), 5.90%, 4/1/09                           $4,007,880
  NR         NR             1,500        Massachusetts State Industrial Finance Agency,
                                           Health Care Facilities, (Age Institute of MA
                                           Project), 7.60%, 11/1/05                         1,506,675
  NR         NR             1,550        St. Tammany Public Trust Finance Authority,
                                           Louisiana, (Christwood Project), 8.75%,
                                           11/15/05                                         1,657,074
                                                                                          -----------
                                                                                           $7,171,629
                                                                                          -----------

                                         Transportation--7.0%
  Baa        BBB           $2,000        Denver, Colorado City & County Airport,
                                           (AMT),7.00%, 11/15/99                           $2,120,460
  NR         NR             1,225        Eagle County, Colorado, Airport Terminal
                                           Corporation Project, (American Airlines),
                                           (AMT), 6.75%, 5/1/06                             1,257,022
  Baa3       BB+            3,500        Kenton County, Kentucky, Airport Revenue Special
                                           Facilities, (Delta Airlines Project),
                                           (AMT),7.50%, 2/1/20                              3,745,665
  NR         NR             1,180        Los Angeles, California, Regional Airport
                                           Improvement Corporate Lease Project,
                                           (TransWorld Airlines), 6.125%, 5/15/00           1,174,017
                                                                                          -----------
                                                                                           $8,297,164
                                                                                          -----------

                                                                              15

Portfolio of Investments (Continued)
Tax-Exempt Investments (Continued)


Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         Utility Revenue--6.6%
  Aa1        AA-           $1,545        Conservation and Renewable Energy System,
                                           Washington Conservation Project, 5.55%,
                                           10/1/02                                       $  1,604,730
  Aa3        AA-            1,000        Chicago, Illinois, Gas Supply Revenue Bonds,
                                           (The Peoples Gas Light and Coke Company
                                           Project), 7.50%, 3/1/15                          1,102,640
  Aa1        AA             1,000        Jacksonville Electric Authority, St. John's
                                           River Power System, 6.75%, 10/1/05               1,093,210
  Ba1        BB+            1,500        Farmington, New Mexico, PCR, (Public Service
                                           Company of New Mexico--San Juan Project),
                                           6.00%, 3/1/08                                    1,470,810
  Aa2        AA             2,500        Jefferson County, Kentucky, Louisville Gas
                                           and Electric Company Project, (AMT),
                                           7.75%, 2/1/19                                    2,650,475
                                                                                         ------------
                                                                                         $  7,921,865
                                                                                         ------------
                                         Water & Sewer Revenue--0.9%
  Aa         AA            $1,000        Harris County, Texas, Flood Control District,
                                           7.125%, 10/1/00                               $  1,091,942
                                                                                         ------------
                                         Total Tax-Exempt Investments (identified cost,
                                           $117,307,269)                                 $119,359,543
                                                                                         ============

(1) When-issued security.

(2) Security has been segregated to cover when-issued securities.

(3) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 22.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 6.2% to 12.9% of total investments.

At September 30, 1996, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

    Texas                                                    17%
    Massachusetts                                            13%
    Others, representing less than 5% individually           70%


                       See notes to financial statements

                             Financial Statements
                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                        September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Assets:
 Investments, at value (Note 1A) (identified
  cost, $117,307,269)                                          $119,359,543
 Cash                                                                   234
 Receivable for daily variation margin on
  open financial futures contracts (Note 1F)                         16,875
 Receivable for investments sold                                  3,043,588
 Interest receivable                                              2,408,365
 Deferred organization expenses (Note 1D)                             3,917
                                                               ------------
      Total assets                                             $124,832,522

Liabilities:
 Payable for when-issued security (Note 1F)     $2,566,931
 Demand note payable (Note 3)                    1,460,000
 Payable to affiliate --
  Trustees' fees                                     2,044
 Accrued expenses                                   12,731
                                                ----------
      Total liabilities                                           4,041,706
                                                               ------------
Net Assets applicable to investors' interest
  in Portfolio                                                 $120,790,816
                                                               ============
Sources of Net Assets:
 Net proceeds from capital contributions and
  withdrawals                                                  $118,810,152
 Unrealized appreciation of investments and
  financial futures contracts (computed on the
  basis of identified cost)                                       1,980,664
                                                               ------------
      Total                                                    $120,790,816
                                                               ============

                        See notes to financial statements

                            Statement of Operations
-------------------------------------------------------------------------------
               Six Months Ended September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Investment Income:
 Interest Income                                              $ 3,801,589
 Expenses --
  Investment adviser fee (Note 2)             $   303,767
  Compensation of Trustees not members of
  the Investment Adviser's organization             4,217
  Custodian fees (Note 1G)                         35,459
  Legal and accounting services                    20,896
  Bond Pricing                                      5,044
  Amortization of organization expenses
  (Note 1D)                                         1,237
  Miscellaneous                                    18,136
                                              -----------
    Total expenses                            $   388,756
  Deduct reduction of custodian fee (Note 1G)       9,260
                                              -----------
     Net expenses                                                 379,496
                                                              -----------
      Net investment income                                   $ 3,422,093
                                                              -----------
Realized and Unrealized Gain (Loss):
 Net realized loss--
  Investment transactions (identified cost
  basis)                                      $  (697,999)
  Financial futures contracts                  (1,014,251)
                                              -----------
   Net realized loss on investments                           $(1,712,250)
 Change in unrealized appreciation
  (depreciation) of--
  Investments                                 $   942,178
  Financial futures contracts                     (71,610)
                                              -----------
   Net change in unrealized appreciation                          870,568
                                                              -----------
    Net realized and unrealized loss                          $  (841,682)
                                                              -----------
     Net increase in net assets from operations               $ 2,580,411
                                                              ===========

                       See notes to financial statements

                     Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                              Six Months Ended
                                             September 30, 1996       Year Ended
                                                 (Unaudited)        March 31, 1996
                                             ------------------     --------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                         $  3,422,093         $  7,759,487
  Net realized gain (loss) on investments         (1,712,250)           1,454,592
  Change in unrealized appreciation
  (depreciation) of investments                      870,568             (359,938)
                                                ------------         ------------
   Net increase in net assets from
    operations                                  $  2,580,411         $  8,854,141
                                                ------------         ------------
 Capital transactions--
  Contributions                                 $ 27,705,252         $ 15,935,762
  Withdrawals                                    (44,271,215)         (59,634,339)
                                                ------------         ------------
   Decrease in net assets resulting from
  capital transactions                          $(16,565,963)        $(43,698,577)
                                                ------------         ------------
    Total decrease in net assets                $(13,985,552)        $(34,844,436)
Net Assets:
 At beginning of period                          134,776,368          169,620,804
                                                ------------         ------------
 At end of period                               $120,790,816         $134,776,368
                                                ============         ============

--------------------------------------------------------------------------------
                              Supplementary Data
--------------------------------------------------------------------------------


                                                 Six Months Ended
                                                September 30, 1996               Year Ended March 31,
                                                    (Unaudited)           1996         1995         1994*
                                                ------------------      --------    ---------     ---------
Ratios (As a percentage of average daily net
  assets):
 Expenses (1)                                           0.61%+            0.57%         0.53%        0.52%+
 Expenses after custodian fee reduction                 0.60%+            0.56%           --           --
 Net investment income                                  5.37%+            5.08%         5.02%        4.74%+
Portfolio Turnover                                        28%               68%           56%          21%
Net assets, end of period (000 omitted)              $120,791           134,776      $169,621     $177,842

  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The annualized expense ratios for the six months ended September 30, 1996 and for the year ended March 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before March 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

                        Notes to Financial Statements
                                 (Unaudited)

(1) Significant Accounting Policies

National Limited Maturity Municipals Portfolio (the Portfolio) is a mutual fund seeking to provide a high level of income exempt from regular federal income tax and limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes--The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses--Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts--Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transaction--The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. Expense Reduction--Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H. Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other--Investment transactions are accounted for on a trade date basis.

J. Interim Financial Information--The interim financial statements relating to September 30, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1996, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $303,767. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1996, no significant amounts have been deferred.

(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank, a portion of which is discretionary. The Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1996, the Portfolio had a balance outstanding pursuant to this line of credit of $1,460,000. The Portfolio did not have any significant borrowings or allocated fees during the period.

(4) Investments
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $35,902,539 and $53,504,781, respectively.

(5) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                   $117,307,269
                                 ============
Gross unrealized appreciation    $  2,249,612
Gross unrealized depreciation         197,338
                                 ------------
  Net unrealized appreciation    $  2,052,274
                                 ============

(6) Financial Instruments
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1996 is as follows:

 Futures Contracts                                       Net Unrealized
 Expiration Date          Contracts          Position     Depreciation
------------------   ----------------------  --------    ---------------
12/96                60 U.S. Treasury Bonds   Short          (71,610)

At September 30, 1996 the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Investment Management for National Limited Maturity Municipals Fund

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

Raymond E. Hender
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate
School of Business
Administration

Norton H. Reamer
President and Director,
United Asset Management
Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and
Consultant